Quarterly Report
May 31, 2022
MFS®  Core Equity Fund
RGI-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.7%
CACI International, Inc., “A” (a)	22,725	$6,371,408
Curtiss-Wright Corp.	77,440	10,994,931
General Dynamics Corp.	51,229	11,521,914
Honeywell International, Inc.	193,994	37,561,118
Howmet Aerospace, Inc.	524,938	18,777,032
L3Harris Technologies, Inc.	33,840	8,152,056
Leidos Holdings, Inc.	69,162	7,227,429
Northrop Grumman Corp.	35,310	16,524,021
Parsons Corp. (a)	73,990	2,888,570
Raytheon Technologies Corp.	396,064	37,673,608
		$157,692,087
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	72,137	$17,707,469
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	112,889	$13,416,858
Skechers USA, Inc., “A” (a)	318,731	12,558,001
		$25,974,859
Automotive – 1.3%
Aptiv PLC (a)	241,039	$25,607,984
LKQ Corp.	760,021	39,057,479
Magna International, Inc.	142,834	9,272,783
		$73,938,246
Biotechnology – 0.3%
Biogen, Inc. (a)	42,958	$8,591,600
Illumina, Inc. (a)	34,337	8,223,025
Oxford Nanopore Technologies PLC (a)	634,729	2,575,426
		$19,390,051
Broadcasting – 1.0%
Vivid Seats, Inc., “A” (l)	478,016	$4,364,286
Walt Disney Co. (a)	343,239	37,907,315
Warner Bros. Discovery, Inc. (a)	836,594	15,435,160
		$57,706,761
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	408,611	$28,643,631
CME Group, Inc.	111,410	22,151,650
Invesco Ltd.	556,407	10,760,911
KKR & Co., Inc.	199,517	10,935,527
Raymond James Financial, Inc.	303,554	29,897,034
		$102,388,753
Business Services – 2.7%
Accenture PLC, “A”	169,718	$50,654,034
Amdocs Ltd.	210,360	18,278,180
Clarivate PLC (a)	1,753,462	25,898,634
Fidelity National Information Services, Inc.	233,626	24,413,917
Global Payments, Inc.	149,325	19,567,548
PayPal Holdings, Inc. (a)	91,832	7,825,005
Thoughtworks Holding, Inc. (a)	640,035	11,079,006
		$157,716,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.1%
Cable One, Inc.	3,127	$4,074,794
Chemicals – 0.5%
Element Solutions, Inc.	848,097	$18,055,985
FMC Corp.	77,378	9,484,995
		$27,540,980
Computer Software – 9.6%
Adobe Systems, Inc. (a)	146,617	$61,063,048
Atlassian Corp. PLC, “A” (a)	133,002	23,583,915
Avalara, Inc. (a)	120,926	10,238,804
Black Knight, Inc. (a)	158,797	10,783,904
Cadence Design Systems, Inc. (a)	312,245	48,001,424
Elastic N.V. (a)	68,163	4,202,249
Microsoft Corp. (s)	1,202,089	326,811,937
NICE Systems Ltd., ADR (a)	88,607	17,607,983
Ping Identity Holding Corp. (a)	280,979	5,310,503
Salesforce, Inc. (a)	275,789	44,192,429
		$551,796,196
Computer Software - Systems – 7.4%
Apple, Inc. (s)	2,329,216	$346,680,510
Block, Inc., “A” (a)	118,357	10,357,421
Rapid7, Inc. (a)	166,060	11,768,672
ServiceNow, Inc. (a)	93,315	43,621,963
Zebra Technologies Corp., “A” (a)	45,057	15,237,827
		$427,666,393
Construction – 1.5%
AvalonBay Communities, Inc., REIT	79,043	$16,437,782
AZEK Co., Inc. (a)	482,841	10,173,460
Masco Corp.	340,740	19,316,550
Otis Worldwide Corp.	130,201	9,686,954
Sherwin-Williams Co.	57,168	15,323,311
Vulcan Materials Co.	90,803	14,970,691
		$85,908,748
Consumer Products – 1.4%
Colgate-Palmolive Co.	305,419	$24,070,071
International Flavors & Fragrances, Inc.	70,522	9,320,893
Kimberly-Clark Corp.	144,048	19,161,265
Procter & Gamble Co.	183,871	27,190,844
		$79,743,073
Consumer Services – 0.6%
Booking Holdings, Inc. (a)	6,880	$15,435,693
Bright Horizons Family Solutions, Inc. (a)	124,604	11,282,892
Grand Canyon Education, Inc. (a)	71,051	6,335,618
		$33,054,203
Containers – 0.2%
Ball Corp.	172,289	$12,213,567
Electrical Equipment – 1.4%
AMETEK, Inc.	145,934	$17,726,603
Amphenol Corp., “A”	83,512	5,917,660
Johnson Controls International PLC	357,158	19,468,683
nVent Electric PLC	175,351	6,207,426
Sensata Technologies Holding PLC	573,500	27,545,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	50,011	$6,470,923
		$83,336,500
Electronics – 5.1%
Advanced Micro Devices (a)	383,967	$39,110,878
Analog Devices, Inc.	173,665	29,245,186
Applied Materials, Inc.	306,376	35,934,841
Broadcom, Inc.	99,330	57,624,313
Intel Corp.	375,140	16,663,719
Lam Research Corp.	55,521	28,872,586
Monolithic Power Systems, Inc.	33,658	15,159,227
NXP Semiconductors N.V.	196,237	37,237,933
Texas Instruments, Inc.	207,813	36,733,026
		$296,581,709
Energy - Independent – 1.7%
ConocoPhillips	331,585	$37,256,890
Diamondback Energy, Inc.	129,391	19,670,020
Hess Corp.	178,154	21,925,413
Valero Energy Corp.	137,716	17,847,994
		$96,700,317
Energy - Integrated – 1.9%
Exxon Mobil Corp.	1,116,508	$107,184,768
Energy - Renewables – 0.2%
Enphase Energy, Inc. (a)	21,461	$3,995,823
Generac Holdings, Inc. (a)	33,521	8,282,369
		$12,278,192
Engineering - Construction – 0.2%
APi Group, Inc. (a)	584,266	$10,195,442
Food & Beverages – 2.5%
Archer Daniels Midland Co.	202,452	$18,386,691
Coca-Cola Co.	161,250	10,220,025
Coca-Cola Europacific Partners PLC	217,348	11,547,699
J.M. Smucker Co.	66,285	8,310,150
Mondelez International, Inc.	568,907	36,159,729
Oatly Group AB, ADR (a)(l)	1,554,146	6,418,623
PepsiCo, Inc.	317,459	53,253,747
		$144,296,664
Food & Drug Stores – 0.4%
Wal-Mart Stores, Inc.	197,270	$25,374,840
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	661,348	$27,260,765
Gaming & Lodging – 0.5%
International Game Technology PLC	452,315	$9,688,587
Las Vegas Sands Corp. (a)	81,532	2,891,125
Marriott International, Inc., “A”	95,905	16,455,380
		$29,035,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.2%
Dollar General Corp.	165,475	$36,460,762
Dollar Tree, Inc. (a)	211,280	33,874,522
		$70,335,284
Health Maintenance Organizations – 1.9%
Cigna Corp.	275,859	$74,010,211
Humana, Inc.	75,067	34,097,683
		$108,107,894
Insurance – 3.7%
Aon PLC	176,444	$48,640,318
Arthur J. Gallagher & Co.	179,891	29,131,549
Chubb Ltd.	184,508	38,984,695
Hartford Financial Services Group, Inc.	255,096	18,497,011
MetLife, Inc.	245,700	16,557,723
Primerica, Inc.	112,922	14,228,172
Reinsurance Group of America, Inc.	113,199	14,246,094
Voya Financial, Inc.	180,733	12,400,091
Willis Towers Watson PLC	89,548	18,900,896
		$211,586,549
Internet – 3.7%
Alphabet, Inc., “A” (a)(s)	94,358	$214,687,096
Leisure & Toys – 0.7%
Electronic Arts, Inc.	203,246	$28,180,058
Roblox Corp., “A” (a)	151,125	4,524,682
Take-Two Interactive Software, Inc. (a)	62,703	7,808,405
		$40,513,145
Machinery & Tools – 2.5%
Dover Corp.	127,016	$17,008,713
Eaton Corp. PLC	231,594	32,098,928
Ingersoll Rand, Inc.	700,077	33,008,630
PACCAR, Inc.	325,990	28,308,972
Regal Rexnord Corp.	100,669	12,578,592
Roper Technologies, Inc.	46,491	20,569,478
		$143,573,313
Major Banks – 3.0%
JPMorgan Chase & Co.	647,074	$85,562,595
Morgan Stanley	475,437	40,954,143
PNC Financial Services Group, Inc.	278,357	48,826,602
		$175,343,340
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	105,848	$23,687,724
IDEXX Laboratories, Inc. (a)	19,025	7,450,571
McKesson Corp.	124,528	40,931,108
Syneos Health, Inc. (a)	205,862	15,211,143
		$87,280,546
Medical Equipment – 5.0%
Align Technology, Inc. (a)	20,307	$5,638,035
Becton, Dickinson and Co.	186,250	47,642,750
Boston Scientific Corp. (a)(s)	1,265,188	51,885,360
Envista Holdings Corp. (a)	326,327	14,045,114
Maravai Lifesciences Holdings, Inc., “A” (a)	1,303,933	40,617,513
Medtronic PLC	509,585	51,034,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Quidel Corp. (a)	135,786	$12,903,744
STERIS PLC	86,155	19,660,571
Thermo Fisher Scientific, Inc.	73,830	41,903,693
		$285,331,718
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	85,178	$11,649,795
Enterprise Products Partners LP	442,898	12,144,263
		$23,794,058
Network & Telecom – 0.5%
Equinix, Inc., REIT	40,403	$27,760,497
Oil Services – 0.6%
Cactus, Inc., “A”	231,929	$12,157,718
Schlumberger Ltd.	479,219	22,024,905
		$34,182,623
Other Banks & Diversified Financials – 4.8%
Bank OZK	125,702	$5,212,862
First Interstate BancSystem, Inc.	388,520	14,790,956
Fiserv, Inc. (a)	243,293	24,373,093
Moody's Corp.	78,512	23,676,864
Northern Trust Corp.	103,101	11,521,537
Signature Bank	38,664	8,361,863
SLM Corp.	1,020,247	19,986,639
Truist Financial Corp.	1,240,807	61,717,740
United Community Bank, Inc.	391,504	12,304,971
Visa, Inc., “A”	443,857	94,173,139
		$276,119,664
Pharmaceuticals – 6.4%
Eli Lilly & Co.	198,906	$62,345,097
Johnson & Johnson	504,610	90,592,633
Merck & Co., Inc.	892,776	82,162,175
Organon & Co.	662,126	25,134,303
Vertex Pharmaceuticals, Inc. (a)	231,188	62,108,656
Zoetis, Inc.	255,603	43,690,221
		$366,033,085
Pollution Control – 0.4%
GFL Environmental, Inc.	816,404	$24,957,470
Printing & Publishing – 0.1%
Warner Music Group Corp.	150,623	$4,471,997
Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	572,278	$40,883,541
CSX Corp.	711,894	22,631,110
		$63,514,651
Real Estate – 1.4%
Broadstone Net Lease, Inc., REIT	700,285	$14,811,028
Empire State Realty Trust, REIT, “A”	1,388,076	11,104,608
Extra Space Storage, Inc., REIT	83,046	14,798,797
Innovative Industrial Properties, Inc., REIT	63,751	8,482,070
STORE Capital Corp., REIT	875,922	24,166,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	58,836	$9,656,753
		$83,019,944
Restaurants – 1.2%
Starbucks Corp.	574,549	$45,102,097
Wendy's Co.	1,239,286	23,100,291
		$68,202,388
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	58,299	$14,350,882
Ashland Global Holdings, Inc.	162,590	17,400,382
Avient Corp.	266,170	13,095,564
Axalta Coating Systems Ltd. (a)	472,035	12,820,471
Chemours Co.	132,484	5,708,735
Diversey Holdings Ltd. (a)	1,736,398	17,016,700
DuPont de Nemours, Inc.	227,088	15,407,921
		$95,800,655
Specialty Stores – 4.8%
Amazon.com, Inc. (a)(s)	70,518	$169,538,670
Home Depot, Inc.	224,468	67,957,687
Ross Stores, Inc.	442,034	37,581,731
		$275,078,088
Telecommunications - Wireless – 2.4%
Liberty Broadband Corp. (a)	232,593	$29,113,666
SBA Communications Corp., REIT	118,871	40,013,167
T-Mobile US, Inc. (a)	515,772	68,747,250
		$137,874,083
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	833,304	$9,482,999
Tobacco – 0.5%
Philip Morris International, Inc.	276,316	$29,358,575
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	101,121	$10,317,376
CenterPoint Energy, Inc.	671,754	21,529,716
Constellation Energy	98,530	6,116,742
Dominion Energy, Inc.	108,444	9,133,154
Duke Energy Corp.	137,555	15,477,688
Evergy, Inc.	169,270	11,838,744
Exelon Corp.	295,590	14,528,248
NextEra Energy, Inc.	424,281	32,113,829
PG&E Corp. (a)	1,220,348	14,888,246
PPL Corp.	218,052	6,580,809
Southern Co.	183,223	13,862,652
Xcel Energy, Inc.	158,620	11,950,431
		$168,337,635
Total Common Stocks		$5,691,504,090
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.64% (v)	86,382,241	$86,382,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.8% (j)	216,106	$216,106
Securities Sold Short – (0.4)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(923,682)	$(15,859,620)
Telecommunications - Wireless – (0.1)%
Crown Castle International Corp., REIT	(44,300)	$(8,401,495)
Total Securities Sold Short		$(24,261,115)

Other Assets, Less Liabilities – 0.1%		7,807,943
Net Assets – 100.0%		$5,761,649,265
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $86,382,241 and $5,691,720,196, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At May 31, 2022, the fund had cash collateral of $274,922 and other liquid securities with an aggregate value of $66,080,235 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,691,504,090	$—	$—	$5,691,504,090
Mutual Funds	86,598,347	—	—	86,598,347
Total	$5,778,102,437	$—	$—	$5,778,102,437
Securities Sold Short	$(24,261,115)	$—	$—	$(24,261,115)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2022, the value of securities loaned was $1,133,826. These loans were collateralized by cash of $216,106 and U.S. Treasury Obligations (held by the lending agent) of $1,001,413.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,616,920	$690,960,940	$696,195,619	$—	$—	$86,382,241
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,726	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.